Financial instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		$ (2,886)	$ (11,565)
Non-derivative financial liabilities, undiscounted cash flows		(3,549)	(16,394)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows			(740)
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows			(15,654)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible redeemable preference shares	[1]
Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		138	212
Bank loans		(150)	(233)
Bank loans | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans		(74)	(136)
Bank loans | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans		(76)	(97)
Bank loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans		0	0
Trade and other payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		780	586
Trade and other payables		(780)	(586)
Trade and other payables [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		(770)	(585)
Trade and other payables [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		(10)	(1)
Trade and other payables [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		0	0
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		123	39
Lease liabilities		(197)	(40)
Lease liabilities [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		(23)	(19)
Lease liabilities [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		(58)	(21)
Lease liabilities [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		(116)		[1]
Convertible redeemable preference shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount			10,767
Convertible redeemable preference shares			(15,535)
Convertible redeemable preference shares [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible redeemable preference shares			0
Convertible redeemable preference shares [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible redeemable preference shares			(15,535)
Convertible redeemable preference shares [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible redeemable preference shares			0
Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		1,914
Derivative financial liabilities, undiscounted cash flows		(2,422)
Term Loan | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		(131)
Term Loan | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		(2,291)
Term Loan | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		0
Total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		2,955	$ 11,604
Total | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		(998)
Total | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		(2,435)
Total | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		$ (116)

[1]	Amount less than $1 million